ACQUISITIONS (Intangible Assets Acquired) (Details) - USD ($) $ in Millions			12 Months Ended
	Aug. 31, 2017	Apr. 18, 2017	Oct. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization			$ 785
ScienLab [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 40
ScienLab [Member] | Developed Product Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization	$ 33
Finite lived intangible assets useful life	6 years
ScienLab [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization	$ 4
Finite lived intangible assets useful life	5 years
ScienLab [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization	$ 1
Finite lived intangible assets useful life	3 years
ScienLab [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization	$ 1
Finite lived intangible assets useful life	3 years
ScienLab [Member] | Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization	$ 1
Finite lived intangible assets useful life	6 months
Ixia [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization		$ 677
Total intangible assets		744
Ixia [Member] | In Process Research and Development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
In-process research and development		67
Ixia [Member] | Developed Product Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization		$ 423
Finite lived intangible assets useful life		4 years
Ixia [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization		$ 234
Finite lived intangible assets useful life		7 years
Ixia [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization		$ 12
Finite lived intangible assets useful life		3 years
Ixia [Member] | Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization		$ 8
Finite lived intangible assets useful life		90 days